INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
Schedule of intangible assets, net

	As of December 31,
	2015	2016
Intangible assets with indefinite life:
Brand name	28,600	28,600
Master brand agreement (Note 3)	—	192,000
Intangible assets with definite life:
Franchise agreements	11,000	11,000
Non-compete agreement	400	400
Favorable lease agreements	120,661	135,874
Purchased software	44,405	55,101

Total	205,066	422,975
Less: Accumulated amortization	(60,254)	(80,281)

Total	144,812	342,694

Schedule of unfavorable lease
	As of December 31,
	2015	2016
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(2,893)	(3,102)

Unfavorable lease agreements, net	1,031	822

Schedule of annual estimated amortization expense for intangible assets and unfavorable lease

	Amortization for Intangible Assets	Amortization for Unfavorable Lease	Net Amortization
2017	15,793	(130)	15,663
2018	14,687	(130)	14,557
2019	14,259	(130)	14,129
2020	13,898	(130)	13,768
2021	13,213	(130)	13,083
Thereafter	50,246	(172)	50,074

Total	122,096	(822)	121,274